DBX ETF Trust | 1
Schedule of Investments
Xtrackers Europe Defense Technologies ETF
May 31, 2026 (Unaudited)
Number
of Shares Value $
COMMON STOCKS — 99.2%
Denmark — 4.7%
DSV A/S
(Cost $228,297)
862 216,634
France — 17.2%
Dassault Aviation SA
481 171,085
Eutelsat Communications SACA
*
9,236 42,842
Safran SA
1,066 380,282
Thales SA
725 202,627
(Cost $874,828)
796,836
Germany — 18.1%
Hensoldt AG
1,621 167,257
MTU Aero Engines AG
540 197,427
RENK Group AG
2,268 150,462
Rheinmetall AG
212 319,979
(Cost $983,061)
835,125
Italy — 5.1%
Avio SpA
1,017 51,115
Leonardo SpA
2,886 183,277
(Cost $241,750)
234,392
Luxembourg — 2.2%
SES SA
(Cost $71,364)
9,287 102,360
Netherlands — 8.7%
Airbus SE
(Cost $430,327)
1,908 400,110
Norway — 5.1%
Kongsberg Gruppen ASA
5,020 180,520
Kongsberg Maritime AS *
5,020 31,701
NORBIT ASA
1,233 24,967
(Cost $271,060)
237,188
Spain — 3.4%
Indra Sistemas SA
(Cost $149,061)
2,369 157,245
Sweden — 4.5%
Ovzon AB *
2,300 16,689
Saab AB, Class B
2,889 178,129
Yubico AB *
1,760 11,704
(Cost $233,197)
206,522
United Kingdom — 30.2%
Babcock International Group
PLC
11,515 170,195
BAE Systems PLC
12,325 336,091
Chemring Group PLC
7,332 54,259
Melrose Industries PLC
31,075 197,165
NCC Group PLC
7,294 14,020
QinetiQ Group PLC
12,208 82,855
Rolls-Royce Holdings PLC
22,075 397,957
Number
of Shares Value $
Senior PLC
11,303 43,803
Serco Group PLC
27,007 96,107
(Cost $1,531,833)
1,392,452
TOTAL COMMON STOCKS
(Cost $5,014,778)
4,578,864
EXCHANGE-TRADED FUNDS
— 0.6%
Select STOXX Europe Aerospace
& Defense ETF
(Cost $27,020)
650 27,696
CASH EQUIVALENTS — 0.0%
DWS Government Money Market
Series "Institutional Shares",
3.57% (a)
(Cost $616)
616 616
TOTAL INVESTMENTS — 99.8%
(Cost $5,042,414)
4,607,176
Other assets and liabilities,
net — 0.2%
7,356
NET ASSETS — 100.0%
4,614,532

2 | DBX ETF Trust
Schedule of Investments
Xtrackers Europe Defense Technologies ETF
(Continued)
May 31, 2026 (Unaudited)
Hidden Row
Securities are listed in country of domicile.
At May 31, 2026 the Xtrackers Europe Defense Technologies ETF  had the following sector diversification:
At May 31, 2026, open futures contracts purchased were as follows:
Currency Abbreviations
For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended May 31, 2026 is as follows:
Value ($) at
2/19/2026
(Commencement
of Operations)
Purchases Cost
($)
Sales Proceeds
($)
Net Realized
Gain/(Loss)
($)
Net Change
in Unrealized
Appreciation
(Depreciation)
($) Income ($)
Capital Gain
Distributions
($)
Number of
Shares at
5/31/2026
Value ($) at
5/31/2026
CASH EQUIVALENTS — 0.0%
DWS Government Money Market Series "Institutional Shares", 3.57% (a)
— 21,040 (20,424) — — 13 — 616 616
*
Non-income producing security.
(a)
Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
Sector Diversification
Market
Value $
As a % of Total
Investments
excluding
Exchange-Traded
Funds and Cash
Equivalents
Industrials
4,209,036 91 .9
Information Technology
207,936 4 .6
Communication Services
161,892 3 .5
Total
4,578,864 100 .0
Contract Description Currency
Number of
Contracts
Notional
Amount ( $ )
Contract Value
( $ )
Expiration
Date
Unrealized
Appreciation ( $ )
Micro EURO STOXX 50 Index
EUR 1 6,824 7,076 6/19/2026 252
EUR Euro

DBX ETF Trust | 3
Schedule of Investments
Xtrackers Europe Defense Technologies ETF
(Continued)
May 31, 2026 (Unaudited)
Fair Value Measurements
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of May 31, 2026 in valuing the Fund’s investments.
.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or
DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
XDEF-PH3
Assets Level 1 Level 2 Level 3 Total
Common Stocks (a)
$ 4,578,864 $ — $ — $ 4,578,864
Exchange-Traded Funds
27,696 — — 27,696
Short-Term Investments (a)
616 — — 616
Derivatives (b)
Futures Contracts
252 — — 252
TOTAL
$ 4,607,428 $ — $ — $ 4,607,428
(a)
See Schedule of Investments for additional detailed categorizations.
(b)
Derivatives include unrealized appreciation (depreciation) on open futures contracts.